Structured Entities - Unconsolidated Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Guarantee-linked notes [member]
Disclosure of unconsolidated structured entities [line items]
Debt securities issued	$ 1,002	$ 998
Top of range [member]
Disclosure of unconsolidated structured entities [line items]
Asset-backed commercial paper issued	1,400	1,800
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Bank's maximum exposure to loss	17,852	8,666
Unconsolidated structured entities [member] | Bank Of Nova Scotia [Member]
Disclosure of unconsolidated structured entities [line items]
Bank's maximum exposure to loss	6,100	2,100
Unaffiliated Structured Entities [Member]
Disclosure of unconsolidated structured entities [line items]
Credit facilities funded by bank	$ 4,243	$ 220